                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment  [  ]                  Amendment No.:    _______
         This Amendment (Check only one):      [  ]  is a restatement.
                                               [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             John F. Cogan, Jr.
Address:          60 State Street
                  Boston, MA  02109

Form 13F File Number:    028-01668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    John F. Cogan, Jr.
Title:   Trustee
Phone:   617-526-6000

Signature, place and date of signing:

/s/ John F. Cogan, Jr.              Boston, Massachusetts      July 20, 2001
Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     140

Form 13F Information Table Value Total:     $56,920 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No.          Name

1        028-06471                  Jennifer C. Snyder

                           FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN 2          COLUMN 3            COLUMN 4                     COLUMN 5             COLUMN 6

Name of Issuer             Title of Class        CUSIP               Value               Shrs or        Sh/ Put/     Investment
                                                                   (X $1000)             Prn Amt        Prn Call     Discretion

Aflac Inc.                     Common          001055102                        76        2,400            SH           Sole

AOL Time Warner                Common          00184A105                        50         950             SH           Sole

AT&T Corp.                     Common          001957109                        82        3,731            SH           Sole

AT&T Corp. Wireless Group      Common          001957406                       117        7,161            SH           Sole

Abbott Laboratories            Common          002824100                       103        2,150            SH           Sole

America Movil--ADR Series L    Common          02364W105                         6         300             SH           Sole

American Electric
 Power Co. Inc.                Common          025537101                        22         480             SH           Sole

American Home Products Corp.   Common          026609107                        79        1,340            SH           Sole

American International
 Group Inc.                    Common          026874107                       340        3,995            SH           Sole

Amgen Inc                      Common          031162100                       127        2,100            SH           Sole

Anadarko Petroleum Corp.       Common          032511107                       227        4,214            SH           Sole

Astrazeneca PLC --
 Sponsored ADR                 Common          046353108                        16         335             SH           Sole

Automatic Data
 Processing Inc.               Common          053015103                       914       18,400            SH           Sole

Avaya Inc.                     Common          053499109                        17        1,213            SH           Sole



COLUMN 1                             COLUMN 7               COLUMN 8

Name of Issuer                        Other             Voting Authority
                                     Managers        Sole     Shared    None

Aflac Inc.                                           2,400

AOL Time Warner                                       950

AT&T Corp.                                           3,731

AT&T Corp. Wireless Group                            7,161

Abbott Laboratories                                  2,150

America Movil--ADR Series L                           300

American Electric
 Power Co. Inc.                                       480

American Home Products Corp                          1,340

American International
 Group Inc.                                          3,995

Amgen Inc                                            2,100

Anadarko Petroleum Corp.                             4,214

Astrazeneca PLC --
 Sponsored ADR                                        335

Automatic Data
 Processing Inc.                                    18,400

Avaya Inc.                                           1,213


COLUMN 1                      COLUMN 2          COLUMN 3            COLUMN 4                     COLUMN 5             COLUMN 6

Name of Issuer             Title of Class        CUSIP               Value               Shrs or        Sh/ Put/     Investment
                                                                   (X $1000)             Prn Amt        Prn Call     Discretion

Avery Dennison Corp.           Common          053611109                       572       11,200            SH           Sole

Avici Systems Inc.             Common          05367L109                        20        2,307            SH           Sole

BCE Inc.                       Common          05534B109                         8         304             SH           Sole

BP PLC                         Common          055622104                       669       13,426            SH           Sole

Bank One Corp.                 Common          06423A103                       248        6,929            SH           Sole

Baxter International Inc.      Common          071813109                     1,313       26,000            SH           Sole

BellSouth Corp.                Common          079860102                       108        2,674            SH           Sole

Berkshire Hathaway
 Inc. Del Cl A                 Common          084670108                       486          7              SH           Sole

Biogen Inc.                    Common          090597105                        11         200             SH           Sole

Bristol Myers Squibb Co.       Common          110122108                     1,271       24,300            SH           Sole

Burlington Northern
 Santa Fe Corp.                Common          12189T104                       127        4,200            SH           Sole

Bus-Tech Acquisition Corp.     Common          121995955                        40       27,000            SH           Sole

Cable & Wireless Pub
 Ltd. Co. Sponsored            Common          126830207                         3         150             SH           Sole

Cadbury Schweppes
 PLC ADR 4 ORD                 Common          127209302                        10         370             SH           Sole

Cigna Corp.                    Common          125509109                       156        1,633            SH           Sole

CVS Corp.                      Common          126650100                        39        1,000            SH           Sole

Cardinal Health Inc.           Common          14149Y108                        52         747             SH           Sole

Caterpiller Inc.               Common          149123101                        40         800             SH           Sole

Chevron Corp.                  Common          166751107                       255        2,813            SH           Sole

Cisco Systems Inc.             Common          17275R102                       136        7,476            SH           Sole



COLUMN 1                           COLUMN 7               COLUMN 8

Name of Issuer                      Other             Voting Authority
                                   Managers        Sole     Shared    None

Avery Dennison Corp.                              11,200

Avici Systems Inc.                                 2,307

BCE Inc.                                            304

BP PLC                                            13,426

Bank One Corp.                                     6,929

Baxter International Inc.                         26,000

BellSouth Corp.                                    2,674

Berkshire Hathaway
 Inc. Del Cl A                                       7

Biogen Inc.                                         200

Bristol Myers Squibb Co.                          24,300

Burlington Northern
 Santa Fe Corp.                                    4,200

Bus-Tech Acquisition Corp.                        27,000

Cable & Wireless Pub
 Ltd. Co. Sponsored                                 150

Cadbury Schweppes
 PLC ADR 4 ORD                                      370

Cigna Corp.                                        1,633

CVS Corp.                                          1,000

Cardinal Health Inc.                                747

Caterpiller Inc.                                    800

Chevron Corp.                                      2,813

Cisco Systems Inc.                                 7,476


COLUMN 1                      COLUMN 2          COLUMN 3            COLUMN 4                     COLUMN 5             COLUMN 6

Name of Issuer             Title of Class        CUSIP               Value               Shrs or        Sh/ Put/     Investment
                                                                   (X $1000)             Prn Amt        Prn Call     Discretion

Citigroup Inc.                 Common          172967101                     1,514       28,656            SH           Sole

Coca Cola Co.                  Common          191216100                         6         125             SH           Sole

Colgate-Palmolive Co.          Common          194162103                     1,442       24,450            SH           Sole

Corning Inc.                   Common          219350105                       276       16,500            SH           Sole

Credit Suisse Group ADR        Common          225401108                         5         125             SH           Sole

Direct Report Corp.
 Ser A Conv. Pfd               Preferred       254995954                        33       32,763            SH           Sole

Disney Walt Co.                Common          254687106                       420       14,538            SH           Sole

Dominion Resources Inc./VA     Common          25746U109                       211        3,511            SH           Sole

RR Donnelley & Sons Co.        Common          257867101                       270        9,100            SH           Sole

Dow Chemical Co.               Common          260543103                       379       11,400            SH           Sole

DuPont E I DeNemours & Co.     Common          263534109                       980       20,310            SH           Sole

Edwards Lifesciences Corp.     Common          28176E108                        44        1,660            SH           Sole

El Paso Corp.                  Common          28336L109                        21         400             SH           Sole

Enron Corp.                    Common          293561106                     1,608       32,744            SH           Sole

Entegrity Solutions Inc.
 Ser. A Conv. Pfd.             Preferred       999724107                         8        8,225            SH           Sole

Exxon Mobil Corp.              Common          30231G102                     4,658       53,325            SH           Sole

FleetBoston Financial
 Corporation                   Common          339030108                        16         414             SH           Sole

Genetech Inc.                  Common          368710406                        11         200             SH           Sole

General Electric Co.           Common          369604103                     6,170       126,564           SH           Sole

General Mills Inc.             Common          370334104                        92        2,100            SH           Sole



COLUMN 1                          COLUMN 7               COLUMN 8

Name of Issuer                     Other             Voting Authority
                                  Managers        Sole     Shared    None

Citigroup Inc.                                   28,656

Coca Cola Co.                                      125

Colgate-Palmolive Co.                            24,450

Corning Inc.                                     16,500

Credit Suisse Group ADR                            125

Direct Report Corp.
 Ser A Conv. Pfd                                 32,763

Disney Walt Co.                                  14,538

Dominion Resources Inc./VA                        3,511

RR Donnelley & Sons Co.                           9,100

Dow Chemical Co.                                 11,400

DuPont E I DeNemours & Co.                       20,310

Edwards Lifesciences Corp.                        1,660

El Paso Corp.                                      400

Enron Corp.                                      32,744

Entegrity Solutions Inc.
 Ser. A Conv. Pfd.                                8,225

Exxon Mobil Corp.                                53,325

FleetBoston Financial
 Corporation                                       414

Genetech Inc.                                      200

General Electric Co.                             126,564

General Mills Inc.                                2,100


COLUMN 1                      COLUMN 2          COLUMN 3            COLUMN 4                     COLUMN 5             COLUMN 6

Name of Issuer             Title of Class        CUSIP               Value               Shrs or        Sh/ Put/     Investment
                                                                   (X $1000)             Prn Amt        Prn Call     Discretion

Genuine Parts Co.              Common          372460105                       168        5,325            SH           Sole

Gillette Co.                   Common          375766102                        35        1,200            SH           Sole

Glaxo Smithkline PLC ADR       Common          37733W105                     1,133       20,160            SH           Sole

John Hancock Financial
 Services                      Common          41014S106                        20         500             SH           Sole

Harbor Global Co Ltd.          Common          G4285W100                     2,730       328,970           SH           Sole

Hartford Financial
 Services Group Inc.           Common          416515104                        16         228             SH           Sole

Hercules Inc.                  Common          427056106                        58        5,100            SH           Sole

Hewlett Packard Co.            Common          428236103                        14         500             SH           Sole

Honeywell International Inc.   Common          438516106                        72        2,050            SH           Sole

Household International Inc.   Common          441815107                        60         900             SH           Sole

Intel Corp.                    Common          458140100                       993       33,947            SH           Sole
International Business
 Machines Corp.                Common          459200101                     4,050       35,840            SH           Sole

International Paper Co.        Common          460146103                       143        4,000            SH           Sole

JP Morgan Chase & Co.          Common          46625H100                       663       14,875            SH           Sole

Jessam Corp. Pfd
 Restricted                    Preferred       471995951                        30         300             SH           Sole

Johnson & Johnson              Common          478160104                     3,805       76,108            SH           Sole

Kimberly Clark Corp.           Common          494368103                       763       13,650            SH           Sole

Koninkijke Philips
 Electronics NY SHR            Common          500472303                        19         713             SH           Sole

Liant Software Corp.
 Conv. Pfd.                    Preferred       999690001                         5       23,639            SH           Sole

Lincoln National Corp.         Common          534187109                        91        1,756            SH           Sole


COLUMN 1                         COLUMN 7               COLUMN 8

Name of Issuer                    Other             Voting Authority
                                 Managers        Sole     Shared    None

Genuine Parts Co.                                5,325

Gillette Co.                                     1,200

Glaxo Smithkline PLC ADR                        20,160

John Hancock Financial
 Services                                         500

Harbor Global Co Ltd.                           328,970

Hartford Financial
 Services Group Inc.                              228

Hercules Inc.                                    5,100

Hewlett Packard Co.                               500

Honeywell International Inc                      2,050

Household International Inc                       900

Intel Corp.                                     33,947
International Business
 Machines Corp.                                 35,840

International Paper Co.                          4,000

JP Morgan Chase & Co.                           14,875

Jessam Corp. Pfd
 Restricted                                       300

Johnson & Johnson                               76,108

Kimberly Clark Corp.                            13,650

Koninkijke Philips
 Electronics NY SHR                               713

Liant Software Corp.
 Conv. Pfd.                                     23,639

Lincoln National Corp.                           1,756


COLUMN 1                      COLUMN 2          COLUMN 3            COLUMN 4                     COLUMN 5             COLUMN 6

Name of Issuer             Title of Class        CUSIP               Value               Shrs or        Sh/ Put/     Investment
                                                                   (X $1000)             Prn Amt        Prn Call     Discretion

Lucent Technologies Inc.       Common          549463107                         1         76              SH           Sole

Marsh & McLennan Cos. Inc.     Common          571748102                       606        6,000            SH           Sole

McDonalds Corp.                Common          580135101                        27        1,000            SH           Sole

McGraw Hill Companies Inc.     Common          580645109                       807       12,200            SH           Sole

The Medicines Company          Common          584688195                        15         755             SH           Sole

Medtronic Inc.                 Common          585055106                       138        3,000            SH           Sole

Merck & Co. Inc.               Common          589331107                       145        2,276            SH           Sole

Microsoft Corp.                Common          594918104                       142        1,950            SH           Sole

Minnesota Mining & Mfg. Co.    Common          604059105                     1,038        9,097            SH           Sole

Montana Power Co.              Common          612085100                         5         400             SH           Sole

Motorola Inc.                  Common          620076109                       467       28,221            SH           Sole
Myesp.com Class A
 Conv. Pfd                     Preferred       999722200                         5         659             SH           Sole

National Australia
 Bank Ltd. Sponsored           Common          632525408                        13         150             SH           Sole

National City Corp.            Common          635405103                        62        2,000            SH           Sole

Nestle SA Sponsored
 ADR Repstg. Reg. Shr.         Common          641069406                        14         270             SH           Sole

Netscout Systems Inc.          Common          64115T104                         7        1,040            SH           Sole

Network Appliance Inc.         Common          64120L104                         4         300             SH           Sole

Newmont Mining Corp.           Common          651639106                        11         612             SH           Sole

Nokia Corp.                    Common          654902204                       177        7,960            SH           Sole

Norfolk Southern               Common          655844108                       255       12,300            SH           Sole


COLUMN 1                          COLUMN 7               COLUMN 8

Name of Issuer                     Other             Voting Authority
                                  Managers        Sole     Shared    None

Lucent Technologies Inc.                           76

Marsh & McLennan Cos. Inc.                        6,000

McDonalds Corp.                                   1,000

McGraw Hill Companies Inc.                       12,200

The Medicines Company                              755

Medtronic Inc.                                    3,000

Merck & Co. Inc.                                  2,276

Microsoft Corp.                                   1,950

Minnesota Mining & Mfg. Co.                       9,097

Montana Power Co.                                  400

Motorola Inc.                                    28,221
Myesp.com Class A
 Conv. Pfd                                         659

National Australia
 Bank Ltd. Sponsored                               150

National City Corp.                               2,000

Nestle SA Sponsored
 ADR Repstg. Reg. Shr.                             270

Netscout Systems Inc.                             1,040

Network Appliance Inc.                             300

Newmont Mining Corp.                               612

Nokia Corp.                                       7,960

Norfolk Southern                                 12,300


COLUMN 1                      COLUMN 2          COLUMN 3            COLUMN 4                     COLUMN 5             COLUMN 6

Name of Issuer             Title of Class        CUSIP               Value               Shrs or        Sh/ Put/     Investment
                                                                   (X $1000)             Prn Amt        Prn Call     Discretion

Nortel Networks Corp.          Common          656568102                        10        1,150            SH           Sole

Novartis AG Sponsored ADR      Common          66987V109                         9         266             SH           Sole

Oracle Corp.                   Common          68389X105                        21        1,100            SH           Sole

PPG Industries                 Common          693506107                       478        9,100            SH           Sole

JC Penney Co. Inc.             Common          708160106                       145        5,500            SH           Sole

Pepisco Inc.                   Common          713448108                        27         600             SH           Sole

Pfizer Inc.                    Common          717081103                       577       14,416            SH           Sole

Pharmacia Corporation          Common          71713U102                       127        2,765            SH           Sole

Pitney-Bowes Inc.              Common          724479100                       147        3,500            SH           Sole

Primedia Inc.                  Common          74157K101                         7        1,060            SH           Sole

Procter & Gamble Co.           Common          742718109                     1,379       21,618            SH           Sole

Qualcomm, Inc.                 Common          747525103                        18         300             SH           Sole

Reuters Group PLC A
 Sponsored ADR                 Common          76132M102                     1,132       14,557            SH           Sole

Royal Dutch Petroleum
 Co. NY Registry SH Par
 N Gldr 1.25                   Common          780257804                       156        2,680            SH           Sole

SBC Communications Inc.        Common          78387G103                       260        6,500            SH           Sole

St. Paul Cos. Inc.             Common          792860108                       365        7,200            SH           Sole

Sara Lee Corp.                 Common          803111103                       198       10,450            SH           Sole

Schering Plough Corp.          Common          806605101                        18         500             SH           Sole

Schlumberger Ltd.              Common          806857108                     1,087       20,648            SH           Sole


COLUMN 1                         COLUMN 7               COLUMN 8

Name of Issuer                    Other             Voting Authority
                                 Managers        Sole     Shared    None

Nortel Networks Corp.                            1,150

Novartis AG Sponsored ADR                         266

Oracle Corp.                                     1,100

PPG Industries                                   9,100

JC Penney Co. Inc.                               5,500

Pepisco Inc.                                      600

Pfizer Inc.                                     14,416

Pharmacia Corporation                            2,765

Pitney-Bowes Inc.                                3,500

Primedia Inc.                                    1,060

Procter & Gamble Co.                            21,618

Qualcomm, Inc.                                    300

Reuters Group PLC A
 Sponsored ADR                                  14,557

Royal Dutch Petroleum
 Co. NY Registry SH Par
 N Gldr  1.25                                    2,680

SBC Communications Inc.                          6,500

St. Paul Cos. Inc.                               7,200

Sara Lee Corp.                                  10,450

Schering Plough Corp.                             500

Schlumberger Ltd.                               20,648


COLUMN 1                      COLUMN 2          COLUMN 3            COLUMN 4                     COLUMN 5             COLUMN 6

Name of Issuer             Title of Class        CUSIP               Value               Shrs or        Sh/ Put/     Investment
                                                                   (X $1000)             Prn Amt        Prn Call     Discretion

Sherwin Williams Co.           Common          824348106                       622       28,000            SH           Sole

Smartdisk Corporation          Common          83169Q105                         3         665             SH           Sole

State Street Corp.             Common          857477103                       930       18,800            SH           Sole

Stmicroelectronics             Common          861012102                         8         225             SH           Sole

Sunguard Data Systems Inc.     Common          867363103                        18         600             SH           Sole

Sygenta AG ADR                 Common          87160A100                         1         69              SH           Sole

Telefonos De Mexico
 Sponsored ADR Repstg
 Sh ORD L                      Common          879403780                        11         300             SH           Sole

Tellabs Inc.                   Common          879664100                        39        2,000            SH           Sole

Thomas & Betts Corp.           Common          884315102                       124        5,600            SH           Sole

Transocean Sedco Forex, Inc.   Common          G90078109                       167        4,050            SH           Sole

Tyco International Ltd.        Common          902124106                       613       11,243            SH           Sole

US Bancorp                     Common          902973304                        61        2,689            SH           Sole

Unilever NV New York Shares    Common          904784709                        65        1,088            SH           Sole

Union Pacific Corp.            Common          907818108                       604       11,000            SH           Sole

Verizon Communications         Common          92343V104                       476        8,903            SH           Sole

Viacom, Inc. Class B common    Common          925524308                        27         525             SH           Sole

Vodafone Group PLC             Common          92857W100                        11         510             SH           Sole

Walgreen Co.                   Common          931422109                       517       15,000            SH           Sole

Wells Fargo & Co. New          Common          949746101                       153        3,300            SH           Sole


COLUMN 1                           COLUMN 7               COLUMN 8

Name of Issuer                      Other             Voting Authority
                                   Managers        Sole     Shared    None

Sherwin Williams Co.                              28,000

Smartdisk Corporation                               665

State Street Corp.                                18,800

Stmicroelectronics                                  225

Sunguard Data Systems Inc.                          600

Sygenta AG ADR                                      69

Telefonos De Mexico
 Sponsored ADR Repstg
 Sh ORD L                                           300

Tellabs Inc.                                       2,000

Thomas & Betts Corp.                               5,600

Transocean Sedco Forex, Inc.                       4,050

Tyco International Ltd.                           11,243

US Bancorp                                         2,689

Unilever NV New York Shares                        1,088

Union Pacific Corp.                               11,000

Verizon Communications                             8,903

Viacom, Inc. Class B common                         525

Vodafone Group PLC                                  510

Walgreen Co.                                      15,000

Wells Fargo & Co. New                              3,300


COLUMN 1                      COLUMN 2          COLUMN 3            COLUMN 4                     COLUMN 5             COLUMN 6

Name of Issuer             Title of Class        CUSIP               Value               Shrs or        Sh/ Put/     Investment
                                                                   (X $1000)             Prn Amt        Prn Call     Discretion

Weyerhaeuser Co.               Common          962166104                     1,316       23,938            SH           Sole

Williams Communications Group  Common          969455104                         1         123             SH           Sole

Williams Companies Inc.        Common          969457100                         5         150             SH           Sole

Wolters Kluwer NV
 Sponsored ADR                 Common          977874205                         9         324             SH           Sole

Worldcom Inc. --
 Worldcom Group                Common          98157D106                        27        1,902            SH           Sole

Worldcom Inc. -- MCI Group     Common          98157D304                         1         76              SH           Sole

Worldwired Inc.                Common          981996952                         0        1,000            SH           Sole

Wrigley William Jr. Co.        Common          982526105                       237        5,050            SH           Sole

Yahoo Inc.                     Common          984332106                         2         92              SH           Sole

                                                                            56,920

COLUMN 1                       COLUMN 7               COLUMN 8

Name of Issuer                  Other             Voting Authority
                               Managers        Sole     Shared    None

Weyerhaeuser Co.                              23,938

Williams Communications Gro                     123

Williams Companies Inc.                         150

Wolters Kluwer NV
 Sponsored ADR                                  324

Worldcom Inc. --
 Worldcom Group                                1,902

Worldcom Inc. -- MCI Group                      76

Worldwired Inc.                                1,000

Wrigley William Jr. Co.                        5,050

Yahoo Inc.                                      92